Finance income and expense	6 Months Ended
Jun. 30, 2024
Finance income and expense [Abstract]
Finance income and expense
4.	Finance income and expense

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$’000	$’000	$’000	$’000
Finance income
Finance income on cash, cash equivalents and other financial assets	522	-	1,080	-
Gain on cash equivalents and other financial assets at fair value through profit and loss (“FVTPL”)	1,081	1,089	2,138	1,554
Interest income under effective interest rate method at fair value through other comprehensive income (“FVOCI”)	952	1,033	2,007	2,057
Finance income	2,555	2,122	5,225	3,611

Finance expense
Finance expense on investments	(165)	(163)	(331)	(316)
Finance expense on lease liability	(13)	(16)	(26)	(34)
Finance expense	(178)	(179)	(357)	(350)